FINANCIAL INSTRUMENTS - Commodity Risk (Details) - Commodity risk - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 24,933,000	$ 13,074,000
Embedded derivative asset [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 22,768,000	13,074,000
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in net loss due to reasonably possible increase in designated risk component	$ 2,493,000	1,307,000
Increase (decrease) in net loss due to reasonably possible decrease in designated risk component	2,493,000	1,307,000
Increase (decrease) in comprehensive loss due to reasonably possible increase in designated risk component	2,493,000	1,307,000
Increase (decrease) in comprehensive loss due to reasonably possible decrease in designated risk component	2,493,000	$ 1,307,000
Provisionally priced trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 2,165,000